STATEMENT OF CHANGES IN SHAREHOLDER'S DEFICIT (FY) - USD ($)	Ordinary Shares [Member] Class B Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 07, 2020	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Dec. 07, 2020	0
Net loss	$ 0	0	(10,951)	(10,951)
Balance at Dec. 31, 2020	$ 0	0	(10,951)	(10,951)
Balance (in Shares) at Dec. 31, 2020	0
Net loss			(1,183,957)	(1,183,957)
Balance at Mar. 31, 2021	$ 863		(41,566,169)	(41,565,306)
Balance (in Shares) at Mar. 31, 2021	8,625,000
Net loss			(1,551,509)	(1,551,509)
Balance at Jun. 30, 2021	$ 863		(43,117,678)	(43,116,815)
Balance (in Shares) at Jun. 30, 2021	8,625,000
Net loss			7,757,409	7,757,409
Balance at Sep. 30, 2021	$ 863		$ (35,360,269)	$ (35,359,406)
Balance (in Shares) at Sep. 30, 2021	8,625,000